Securitizations and Other Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Variable Interest Entity [Line Items]
Mortgage Related Securitizations [Table Text Block]
The table below summarizes select information related to first-lien mortgage securitizations for 2011 and 2010.

First-lien Mortgage Securitizations

	Residential Mortgage
			Non-Agency
	Agency		Prime		Subprime		Alt-A		Commercial Mortgage
(Dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010
Cash proceeds from new securitizations (1)	$142,910	$243,901	$—	$—	$—	$—	$36	$7	$4,468	$4,227
Loss on securitizations, net of hedges (2)	(373)	(473)	—	—	—	—	—	—	—	—
Cash flows received on residual interests	—	—	3	18	38	58	6	2	18	20

(1)
The Corporation sells residential mortgage loans to GSEs in the normal course of business and receives MBS in exchange which may then be sold into the market to third-party investors for cash proceeds.

(2)
Substantially all of the first-lien residential mortgage loans securitized are initially classified as LHFS and accounted for under the fair value option. As such, gains are recognized on these LHFS prior to securitization. During 2011 and 2010, the Corporation recognized $2.9 billion and $5.1 billion of gains on these LHFS, net of hedges.

First Lien Mortgages [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The table below summarizes select information related to first-lien mortgage securitization trusts in which the Corporation held a variable interest at December 31, 2011 and 2010.

First-lien VIEs

	Residential Mortgage
			Non-Agency
	Agency		Prime		Subprime		Alt-A		Commercial Mortgage
	December 31		December 31						December 31
(Dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010
Unconsolidated VIEs
Maximum loss exposure (1)	$37,519	$46,093	$2,375	$2,794	$289	$416	$506	$651	$981	$1,199
On-balance sheet assets
Senior securities held (2):
Trading account assets	$8,744	$10,693	$94	$147	$3	$126	$343	$645	$21	$146
AFS debt securities	28,775	35,400	2,001	2,593	174	234	163	—	846	984
Subordinate securities held (2):
Trading account assets	—	—	—	—	30	12	—	—	3	8
AFS debt securities	—	—	26	39	30	35	—	6	—	—
Residual interests held	—	—	8	6	9	9	—	—	43	61
All other assets	—	—	—	9	—	—	—	—	—	—
Total retained positions	$37,519	$46,093	$2,129	$2,794	$246	$416	$506	$651	$913	$1,199
Principal balance outstanding (3)	$1,198,766	$1,297,159	$61,207	$75,762	$73,949	$92,710	$101,622	$116,233	$76,645	$73,597

Consolidated VIEs
Maximum loss exposure (1)	$50,648	$32,746	$450	$46	$419	$42	$—	$—	$—	$—
On-balance sheet assets
Loans and leases	$50,159	$32,563	$1,298	$—	$892	$—	$—	$—	$—	$—
Allowance for loan and lease losses	(6)	(37)	—	—	—	—	—	—	—	—
Loans held-for-sale	—	—	—	—	622	732	—	—	—	—
All other assets	495	220	63	46	59	16	—	—	—	—
Total assets	$50,648	$32,746	$1,361	$46	$1,573	$748	$—	$—	$—	$—
On-balance sheet liabilities
Commercial paper and other short-term borrowings	$—	$—	$—	$—	$650	$706	$—	$—	$—	$—
Long-term debt	—	—	1,360	—	911	—	—	—	—	—
All other liabilities	—	3	—	9	57	62	—	—	—	—
Total liabilities	$—	$3	$1,360	$9	$1,618	$768	$—	$—	$—	$—

(1)
Maximum loss exposure excludes the liability for representations and warranties obligations and corporate guarantees and also excludes servicing advances and MSRs. For more information, see Note 9 – Representations and Warranties Obligations and Corporate Guarantees and Note 25 – Mortgage Servicing Rights.

(2)
As a holder of these securities, the Corporation receives scheduled principal and interest payments. During 2011 and 2010, there were no OTTI losses recorded on those securities classified as AFS debt securities.

(3)	Principal balance outstanding includes loans the Corporation transferred with which the Corporation has continuing involvement, which may include servicing the loans.

Home Equity [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The table below summarizes select information related to home equity loan securitization trusts in which the Corporation held a variable interest at December 31, 2011 and 2010.

Home Equity Loan VIEs

	December 31
	2011			2010
(Dollars in millions)	Consolidated VIEs	Unconsolidated VIEs	Total	Consolidated VIEs	Unconsolidated VIEs	Total
Maximum loss exposure (1)	$2,672	$7,563	$10,235	$3,192	$9,132	$12,324
On-balance sheet assets
Trading account assets (2, 3)	$—	$5	$5	$—	$209	$209
Available-for-sale debt securities (3, 4)	—	13	13	—	35	35
Loans and leases	2,975	—	2,975	3,529	—	3,529
Allowance for loan and lease losses	(303)	—	(303)	(337)	—	(337)
Total	$2,672	$18	$2,690	$3,192	$244	$3,436
On-balance sheet liabilities
Long-term debt	$3,081	$—	$3,081	$3,635	$—	$3,635
All other liabilities	66	—	66	23	—	23
Total	$3,147	$—	$3,147	$3,658	$—	$3,658
Principal balance outstanding	$2,975	$14,422	$17,397	$3,529	$20,095	$23,624

(1)
For unconsolidated VIEs, the maximum loss exposure includes outstanding trust certificates issued by trusts in rapid amortization, net of recorded reserves, and excludes the liability for representations and warranties obligations and corporate guarantees.

(2)	At December 31, 2011 and 2010, $3 million and $204 million of the debt securities classified as trading account assets were senior securities and $2 million and $5 million were subordinate securities.

(3)
As a holder of these securities, the Corporation receives scheduled principal and interest payments. During 2011 and 2010, there were no OTTI losses recorded on those securities classified as AFS debt securities.

(4)	At December 31, 2011 and 2010, $13 million and $35 million were subordinate debt securities.

Credit Card Receivable [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The table below summarizes select information related to credit card securitization trusts in which the Corporation held a variable interest at December 31, 2011 and 2010.

Credit Card VIEs

	December 31
(Dollars in millions)	2011	2010
Consolidated VIEs
Maximum loss exposure	$38,282	$36,596
On-balance sheet assets
Derivative assets	$788	$1,778
Loans and leases (1)	74,793	92,104
Allowance for loan and lease losses	(4,742)	(8,505)
All other assets (2)	723	4,259
Total	$71,562	$89,636
On-balance sheet liabilities
Long-term debt	$33,076	$52,781
All other liabilities	204	259
Total	$33,280	$53,040
Trust loans	$74,793	$92,104

(1)	At December 31, 2011 and 2010, loans and leases included $28.7 billion and $20.4 billion of seller’s interest and $1.0 billion and $3.8 billion of discount receivables.

(2)	At December 31, 2011 and 2010, all other assets included restricted cash accounts and unbilled accrued interest and fees.

Collateralized Securities, Other [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The table below summarizes select information related to other asset-backed securitizations in which the Corporation held a variable interest at December 31, 2011 and 2010.

Other Asset-backed VIEs

	Resecuritization Trusts		Municipal Bond Trusts		Automobile and Other Securitization Trusts
	December 31		December 31		December 31
(Dollars in millions)	2011	2010	2011	2010	2011	2010
Unconsolidated VIEs
Maximum loss exposure	$31,140	$20,320	$3,752	$4,261	$93	$141
On-balance sheet assets
Senior securities held (1, 2):
Trading account assets	$2,595	$1,219	$228	$255	$—	$—
AFS debt securities	27,616	17,989	—	—	81	109
Subordinate securities held (1, 2):
Trading account assets	—	2	—	—	—	—
AFS debt securities	544	1,036	—	—	—	—
Residual interests held (3)	385	74	—	—	—	—
All other assets	—	—	—	—	12	17
Total retained positions	$31,140	$20,320	$228	$255	$93	$126
Total assets of VIEs	$60,459	$39,830	$5,964	$6,108	$668	$774

Consolidated VIEs
Maximum loss exposure	$—	$—	$3,901	$4,716	$1,087	$2,061
On-balance sheet assets
Trading account assets	$—	$68	$3,901	$4,716	$—	$—
Loans and leases	—	—	—	—	4,923	9,583
Allowance for loan and lease losses	—	—	—	—	(7)	(29)
All other assets	—	—	—	—	168	196
Total assets	$—	$68	$3,901	$4,716	$5,084	$9,750
On-balance sheet liabilities
Commercial paper and other short-term borrowings	$—	$—	$5,127	$4,921	$—	$—
Long-term debt	—	68	—	—	3,992	7,681
All other liabilities	—	—	—	—	90	101
Total liabilities	$—	$68	$5,127	$4,921	$4,082	$7,782

(1)
As a holder of these securities, the Corporation receives scheduled principal and interest payments. During 2011 and 2010, there were no OTTI losses recorded on those securities classified as AFS debt securities.

(2)	The retained senior and subordinate securities were valued using quoted market prices or observable market inputs (Level 2 of the fair value hierarchy).

(3)	The retained residual interests are carried at fair value which was derived using model valuations (Level 2 of the fair value hierarchy).

Collateralized Debt Obligations [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The table below summarizes select information related to CDO vehicles in which the Corporation held a variable interest at December 31, 2011 and 2010.

CDO Vehicle VIEs

	December 31
	2011			2010
(Dollars in millions)	Consolidated	Unconsolidated	Total	Consolidated	Unconsolidated	Total
Maximum loss exposure	$1,695	$2,272	$3,967	$2,971	$3,828	$6,799
On-balance sheet assets
Trading account assets	$1,392	$461	$1,853	$2,485	$884	$3,369
Derivative assets	452	678	1,130	207	890	1,097
AFS debt securities	—	—	—	769	338	1,107
All other assets	—	96	96	24	123	147
Total	$1,844	$1,235	$3,079	$3,485	$2,235	$5,720
On-balance sheet liabilities
Derivative liabilities	$—	$11	$11	$—	$58	$58
Long-term debt	2,712	2	2,714	3,162	—	3,162
Total	$2,712	$13	$2,725	$3,162	$58	$3,220
Total assets of VIEs	$1,844	$32,903	$34,747	$3,485	$43,476	$46,961

Customer Vehicles [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The table below summarizes select information related to customer vehicles in which the Corporation held a variable interest at December 31, 2011 and 2010.

Customer Vehicle VIEs

	December 31
	2011			2010
(Dollars in millions)	Consolidated	Unconsolidated	Total	Consolidated	Unconsolidated	Total
Maximum loss exposure	$3,264	$2,116	$5,380	$4,449	$2,735	$7,184
On-balance sheet assets
Trading account assets	$3,302	$211	$3,513	$3,458	$876	$4,334
Derivative assets	—	905	905	1	722	723
Loans held-for-sale	907	—	907	959	—	959
All other assets	1,452	—	1,452	1,429	—	1,429
Total	$5,661	$1,116	$6,777	$5,847	$1,598	$7,445
On-balance sheet liabilities
Derivative liabilities	$4	$42	$46	$1	$23	$24
Commercial paper and other short-term borrowings	—	—	—	—	—	—
Long-term debt	3,912	—	3,912	3,457	—	3,457
All other liabilities	1	448	449	—	140	140
Total	$3,917	$490	$4,407	$3,458	$163	$3,621
Total assets of VIEs	$5,661	$5,302	$10,963	$5,847	$6,090	$11,937

Other Variable Interest Entity Investment Vehicle [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The table below summarizes select information related to other VIEs in which the Corporation held a variable interest at December 31, 2011 and 2010.

Other VIEs

	December 31
	2011			2010
(Dollars in millions)	Consolidated	Unconsolidated	Total	Consolidated	Unconsolidated	Total
Maximum loss exposure	$7,429	$7,286	$14,715	$19,248	$8,796	$28,044
On-balance sheet assets
Trading account assets	$—	$—	$—	$8,900	$—	$8,900
Derivative assets	394	440	834	—	228	228
AFS debt securities	—	62	62	1,832	73	1,905
Loans and leases	5,154	357	5,511	7,690	1,122	8,812
Allowance for loan and lease losses	(8)	(1)	(9)	(27)	(22)	(49)
Loans held-for-sale	106	598	704	262	949	1,211
All other assets	1,809	5,823	7,632	937	6,440	7,377
Total	$7,455	$7,279	$14,734	$19,594	$8,790	$28,384
On-balance sheet liabilities
Commercial paper and other short-term borrowings	$—	$—	$—	$1,115	$—	$1,115
Long-term debt	10	—	10	229	—	229
All other liabilities	694	1,705	2,399	8,683	1,666	10,349
Total	$704	$1,705	$2,409	$10,027	$1,666	$11,693
Total assets of VIEs	$7,455	$11,055	$18,510	$19,594	$13,416	$33,010